Income Taxes (Details) - Schedule of provision for income taxes and income taxes computed	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Schedule Of Provision For Income Taxes And Income Taxes Computed Abstract
Federal tax statutory rate	21.00%	21.00%
State tax, net of federal benefit	6.90%	7.10%
Research and development credits	4.10%	1.90%
Non-deductible expenses		(2.30%)
Change in valuation allowance	(32.00%)	(27.70%)
Effective tax rate